Summary of significant accounting policies (Net Capitalized Software Development Costs) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized software development costs
Balance at beginning of year	$ 54,548	$ 45,203	$ 33,046
Capitalization made during the year	5,777	8,230	12,073
Foreign currency translation adjustments	(242)	1,115	84
Balance at end of year	60,083	54,548	45,203
Less: Accumulated amortization
Balance at beginning of year	(13,386)	(7,055)	(2,779)
Amortization made during the year	(6,802)	(6,077)	(4,189)
Foreign currency translation adjustments	22	(254)	(87)
Balance at end of year	(20,166)	(13,386)	(7,055)
Total net capitalized software development costs	$ 39,917	$ 41,162	$ 38,148